Finance income and costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Finance income
Net interest income on pensions and other post-retirement benefit obligations	£ 114	£ 98	£ 100
Interest income on financial instruments:
Bank deposits and other financial assets	263	341	139
Dividends received on equities held at fair value through other comprehensive income (FVOCI)	0	1	1
Net gains on FVTPL financial assets	2	1	4
Other income	1	9	4
Finance income	380	450	248
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts	(115)	(110)	(140)
Other borrowings	(1,591)	(1,553)	(1,424)
Interest on derivatives	(229)	(285)	(277)
Unwinding of discount on provisions and other payables	(123)	(130)	(102)
Other interest	(15)	(26)	(31)
Derivatives designated as hedges for hedge accounting	(24)	4	13
Derivatives not designated as hedges for hedge accounting	(32)	(1)	(2)
Less: interest capitalised	424	294	251
Finance costs	(1,705)	(1,807)	(1,712)
Finance income and costs	(1,325)	(1,357)	(1,464)
Net foreign exchange gain (loss) on financing activities	£ (711)	£ 241	£ 271
Capitalisation rate of borrowing costs eligible for capitalisation	4.40%	4.30%	4.70%
Tax relief on capitalised interest	£ 65	£ 39	£ 39
Amount of accretion on inflation linked liabilities	£ 168	£ 152	£ 208